Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2014
FAIR VALUE OF FINANCIAL INSTRUMENTS [ABSTRACT]
Fair Value of Financial Instruments
NOTE 11 - FAIR VALUE OF FINANCIAL INSTRUMENTS
The carrying value amounts of many of Navios Partners' financial instruments, including cash and cash equivalents, restricted cash, accounts receivable and accounts payable and amounts due to related parties approximate their fair value due primarily to the short-term maturity of the related instruments.
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits and money market funds approximate their fair value because of the short maturity of these investments.
Other long-term debt: The carrying amount of the floating rate loans approximates its fair value.
Term Loan B facility: The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, as well as taking into account our creditworthiness.
The estimated fair values of the Navios Partners' financial instruments were as follows:

	December 31, 2014		December 31, 2013
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$99,495	$99,495	$35,346	$35,346
Restricted cash	$954	$954	$34,606	$34,606
Accounts receivable, net	$13,278	$13,278	$16,298	$16,298
Loans receivable from affiliates	$750	$750	$280	$280
Accounts payable	$(3,824)	$(3,824)	$(3,171)	$(3,171)
Amounts due to related parties	$(1,880)	$(1,880)	$(204)	$(204)
Term Loan B facility, net of unamortized discount	$(429,930)	$(431,764)	$(433,304)	$(440,514)
Other long-term debt	$(153,349)	$(153,349)	$(100,020)	$(100,020)

Fair Value Measurements
The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable. The Company did not use any Level 3 inputs as of December 31, 2014.
	Fair Value Measurements at December 31, 2014
	Total	Level I	Level II	Level III
Cash and cash equivalents	$99,495	$99,495	$—	$—
Restricted cash	$954	$954	$—	$—
Loans receivable from affiliates	$750	$—	$750	$—
Term Loan B facility, net of unamortized discount (1)	$(431,764)	$—	$(431,764)	$—
Other long-term debt(1)	$(153,349)	$—	$(153,349)	$—

	Fair Value Measurements at December 31, 2013
	Total	Level I	Level II	Level III
Cash and cash equivalents	$35,346	$35,346	$—	$—
Restricted cash	$34,606	$34,606	$—	$—
Loans receivable from affiliates	$280	$—	$280	$—
Term Loan B facility, net of unamortized discount (1)	$(440,514)	$—	$(440,514)	$—
Other long-term debt(1)	$(100,020)	$—	$(100,020)	$—

(1	)The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.